Income Taxes - Summary of Significant Components of The Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 30,882	$ 13,448
Capitalized research and development expenses	2,061	1,889
Share based compensation	1,125	1,084
Accrued expenses	596	151
Deferred tax assets	34,664	16,572
Valuation allowance	(32,408)	(16,557)
Deferred tax assets, net of valuation allowance	2,256	15
Deferred tax liabilities:
Technology acquired through business combination	(2,198)	0
Deferred tax liabilities	(2,198)	0
Net deferred taxes	$ 58	$ 15